Label	Element	Value
WBI Tactical SMS Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WBI Tactical SMS Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The WBI Tactical SMS Shares’ (the “Fund”) (formerly the WBI SMID Tactical Select Shares) investment objectives are to seek long-term capital appreciation and the potential for current income, while also seeking to protect principal during unfavorable market conditions.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association, or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of any in-kind creations or redemptions of the Fund’s Shares. For the fiscal period August 25, 2014 (commencement of operations) through June 30, 2015, the Fund’s portfolio turnover rate was 311% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	311.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association, or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table does not correlate to the expense ratio in the Fund’s “Financial Highlights” section of the Prospectus, which does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will seek to invest in the equity securities of small-capitalization and mid-capitalization domestic and foreign companies that WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”), believes display an attractive financial condition and prospects for ongoing financial stability, and in other tactical investment opportunities. These securities will be selected on the basis of the Sub-Advisor’s proprietary selection process (“Selection Process”).  Cash and cash equivalents are some of the investment opportunities evaluated by the Selection Process. From time to time, the Fund may invest in and hold cash or cash equivalents as part of the normal operation of its investment strategy.

Small-capitalization and mid-capitalization companies are those that are not in the top ten percent of the securities in their primary market when ranked in order of market capital. For publicly-traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $17 billion. Companies below the ten percent threshold for small and mid-sized companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of debt securities in which the Fund will generally invest (or through which it will seek debt exposure) include fixed, floating, and variable rate corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETFs, and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate, or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio managers’ assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities).

The Fund may invest in large-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices.

The Fund may invest without limitation in securities of small-capitalization and mid-capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”) or in reliance on exemptions therefrom.

The Selection Process used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The Selection Process includes a buy discipline and a sell discipline.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate securities in an attempt to find companies with attractive financial stability characteristics for the selected universe of securities. Dividend payments may be considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then purchases qualifying securities using available cash.

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility, a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The Selection Process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

For additional information about the Fund’s principal investment strategies and the Selection Process, see “Description of the Principal Strategies of the Funds”.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. An investment in the Fund is not a bank deposit, is not insured or guaranteed by the FDIC or any government agency, and may lose value. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds”.

Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

Authorized Participant Concentration Risk – The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) to create and redeem Fund shares. To the extent that these APs exit the business or are unable to process creation and redemption orders and no other AP is able to step forward to create and redeem in either of these cases, then Fund shares may trade at a discount to NAV and possibly face de-listing.

Market Risk – Either the stock market as a whole or the value of an investment held by the Fund goes down, resulting in a decrease in the market value or NAV of the Shares.

Active Management Risk – An investment in the Fund varies with the success and failure of the Sub-Advisor’s investment strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment strategies, including its models, stop loss, and goal-setting process, do not produce the expected results, the market value or NAV of the Shares would decrease.

Equity Securities Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If the Fund holds common stock or common stock equivalents of any given issuer, it will generally be exposed to greater risk than if the Fund held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk – Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Dividend Risk – To the extent that the Fund invests in dividend-paying equities, the Fund may underperform funds that do not invest in dividend-paying equities during periods when dividend-paying equities underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

Growth Risk – Growth companies are those whose earnings growth potential appears to be greater than that of the market in general, and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies (or “growth securities”) have market values that may be more volatile than those of other types of investments. Growth companies typically do not pay a dividend, which can help cushion stock prices in market downturns and reduce potential losses. To the extent that the Fund invests in stocks of growth companies during periods when growth stocks are underperforming other types of stocks, the Fund may also underperform funds that favor other types of securities, and its share price may be more volatile than it would be if it did not include investments in growth stocks.

Value Risk – Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time or may never realize their expected potential value. To the extent the Fund invests in value stocks, the Fund may underperform funds that do not invest in value stocks during periods when value stocks underperform other types of stocks.

Model Risk – The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

Small and Medium-Sized Companies Risk – Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

ETF and Other Investment Companies Risk – When the Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. The Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

Master Limited Partnership Risk – Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities, and various other risks.

Equity Options Risk – Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates, or to sudden fluctuations in market prices than conventional securities, and transaction costs.

Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Debt Securities Risk – The market value of debt securities held by the Fund typically changes as interest rates change, as demand for the instruments changes, and as actual or perceived creditworthiness of an issuer changes. During periods of rising interest rates, the market value of the debt securities held by the Fund will generally decline. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high-yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time. Because interest rates in the United States are at historical lows, the Fund may have an increased risk associated with debt securities and rising interest rates. Also, the risk of rising interest rates may result in less liquidity in debt markets overall, making it more difficult for the Fund to sell the instruments at or near the market value used to compute the Fund’s NAV.

High-Yield Securities Risk – The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security and changes in value based on public perception of the issuer.

Exchange-Traded Note Risk – The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

Fundamental Business Risk – Companies with an apparently attractive financial condition and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate.  The Fund’s investments in companies that experience negative developments in their financial condition may lose value relative to the stocks of other companies, causing the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

Fluctuation of Net Asset Value – The net asset value (“NAV”) of the Shares will fluctuate with changes in market value of the Fund’s holdings.

Shares are Not Individually Redeemable – Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

Trading Price Risk – Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, is not insured or guaranteed by the FDIC or any government agency, and may lose value.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund commenced operations on August 25, 2014, and therefore does not report its performance information.  When the Fund has been in operation for one full calendar year, performance information will be shown here. Updated performance information is available on www.wbishares.com, the Fund’s “Website”, or by calling the Fund toll-free at (855) WBI-ETFS or (855) 924-3837.  The Fund’s primary benchmark index against which it will measure performance will be the S&P Mid Cap 400 Total Return Index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on August 25, 2014, and therefore does not report its performance information.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 924-3837
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wbishares.com
WBI Tactical SMS Shares | WBI Tactical SMS Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,306

[1]	The Total Annual Fund Operating Expenses in this fee table does not correlate to the expense ratio in the Fund's "Financial Highlights" section of the Prospectus, which does not include Acquired Fund Fees and Expenses.